FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 10,611	$ 9,041
Prepayments	1,184	950
Disclosure of financial liabilities [line items]
Financial liabilities	33,448	15,904
Provisions and decommissioning liabilities	3,498	4,044
Fair Value through Profit and Loss
Disclosure of financial liabilities [line items]
Financial liabilities	384	311
Fair Value through Other Comprehensive Income
Disclosure of financial liabilities [line items]
Financial liabilities	130	48
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	32,934	15,545
Fair Value through Profit and Loss
Disclosure of financial assets [line items]
Financial assets	439	480
Fair Value through Other Comprehensive Income
Disclosure of financial assets [line items]
Financial assets	302	376
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	9,870	8,185
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	10,932	5,038
Accounts payable and other | Fair Value through Profit and Loss
Disclosure of financial liabilities [line items]
Financial liabilities	384	311
Accounts payable and other | Fair Value through Other Comprehensive Income
Disclosure of financial liabilities [line items]
Financial liabilities	130	48
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	10,418	4,679
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	22,516	10,866
Borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	22,516	10,866
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	2,940	1,949
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,940	1,949
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	5,888	5,160
Accounts and other receivable, net (current and non-current) | Fair Value through Profit and Loss
Disclosure of financial assets [line items]
Financial assets	62	67
Accounts and other receivable, net (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	5,826	5,093
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	584	563
Other assets (current and non-current) | Fair Value through Profit and Loss
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Fair Value through Other Comprehensive Income
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	584	563
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,199	1,369
Financial assets (current and non-current) | Fair Value through Profit and Loss
Disclosure of financial assets [line items]
Financial assets	377	413
Financial assets (current and non-current) | Fair Value through Other Comprehensive Income
Disclosure of financial assets [line items]
Financial assets	302	376
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 520	$ 580